SEGMENT REPORTING - Revenues by geographic area based on the sales location of the products (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
SEGMENT REPORTING
Revenues	₫ 90,178,628	$ 3,589,770,630	₫ 44,019,015	₫ 27,883,821
Vietnam
SEGMENT REPORTING
Revenues	80,380,810	3,199,745,631	37,405,756	27,146,950
United States
SEGMENT REPORTING
Revenues	1,581,261	62,945,782	2,728,411	159,164
Canada
SEGMENT REPORTING
Revenues	1,065,346	42,408,582	1,906,089	₫ 577,707
Europe
SEGMENT REPORTING
Revenues	329,518	13,117,233	139,026
Pacific - Asia
SEGMENT REPORTING
Revenues	₫ 6,821,693	$ 271,553,402	₫ 1,839,733